May 7, 2014

Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Sentinel Variable Products Trust(“Registrant”) Post-Effective Amendment No. 18 to the Registration Statement filed on Form N-1A (SEC File Nos. 333-35832 and 811-09917)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information for Sentinel Variable Products Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 20 to Registrant’s Registration Statement, and (2) the text of Post-Effective Amendment No. 20 was filed electronically on April 30, 2014.

If you have any questions or would like further information, please contact me at (802) 229-7402.

Sincerely,

Sentinel Variable Products Trust

By: /s/ Lindsay E. Staples

Lindsay E. Staples
Assistant Secretary